FEDERATED CORE TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

August 26, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED CORE TRUST (the “Registrant”)

Federated Bank Loan Core Fund

1940 Act File No. 811-8519

Dear Sir or Madam:

Enclosed are the filing materials for Federated Core Trust. Pursuant to the Investment Company Act of 1940 and Rule 8b-16 thereunder, Amendment No. 55 to the Registration Statement of the Registrant is hereby electronically transmitted.

Beneficial interests in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in any series of the Registrant.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures